Share-based Payments - Disclosure of indirect measurement of fair value of share options granted during period (Details) - Global Blue Management Incentive Plan	6 Months Ended
Sep. 30, 2022 USD ($) $ / shares
2019 SOP | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.59
Share price at grant date (in USD per share)	$ 10.59
Exercise price (in USD per share)	$ 10.59
Expected volatility	25.00%
Risk free interest rate	1.91%
2019 SOP | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.59
Share price at grant date (in USD per share)	$ 10.59
Exercise price (in USD per share)	$ 10.59
Expected volatility	25.00%
Risk free interest rate	1.91%
2020 SOP | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.54
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 8.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.54
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 8.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.52
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 8.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.49
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 8.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.96
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 10.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.96
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 10.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.96
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 10.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.95
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 10.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range nine
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.61
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 12.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range ten
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.61
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 12.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range eleven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.61
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 12.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range twelve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.61
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 12.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range thirteen
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.39
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 14.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range fourteen
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.39
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 14.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range fifteen
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.39
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 14.50
Expected volatility	21.50%
Risk free interest rate	0.50%
2020 SOP | Exercise price range sixteen
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.39
Share price at grant date (in USD per share)	$ 8.64
Exercise price (in USD per share)	$ 14.50
Expected volatility	21.50%
Risk free interest rate	0.50%